Average Annual Total Returns (Invesco V.I. Balanced-Risk Allocation Fund)	12 Months Ended
May 02, 2011
MSCI World Index
Average Annual Total Returns
Label	MSCI World IndexSM:
Inception Date	Jan. 31, 2009
1 Year	11.76%
Since Inception	27.47%
VK GTAA Blended Benchmark
Average Annual Total Returns
Label	VK GTAA Blended Benchmark:
Inception Date	Jan. 31, 2009
1 Year	8.32%
Since Inception	18.90%
Series I shares, Invesco V.I. Balanced-Risk Allocation Fund
Average Annual Total Returns
Label	Series I: Inception (01/23/09)
Inception Date	Jan. 23, 2009
1 Year	9.56%
Since Inception	19.18%